							       File No. 33-84546
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                February 1, 2014


                            PIONEER HIGH YIELD VCT PORTFOLIO


SUPPLEMENT TO THE MAY 1, 2013 CLASS I AND CLASS II SHARES PROSPECTUSES,
	AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME


PORTFOLIO SUMMARY

The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio Summary":


MANAGEMENT



PORTFOLIO MANAGEMENT   Tracy Wright (lead portfolio manager), senior
                       vice president of Pioneer (portfolio manager of
                       the portfolio since 2007); Andrew Feltus, director
                       of high yield and senior vice president of
                       Pioneer (portfolio manager of the portfolio since
                       2007)

-----------------------------
MANAGEMENT

The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Tracy Wright (lead portfolio manager) and Andrew Feltus. Ms. Wright and Mr. Feltus are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Ms. Wright, a senior vice president, joined Pioneer in 2004 as an analyst and has served as a portfolio manager of the portfolio since 2007. Mr. Feltus, director of high yield and a senior vice president, joined Pioneer in 1994 and has served as a portfolio manager of the portfolio since 2007.






                                                                   20681-00-0214
                                 (Copyright)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                February 1, 2014


                            PIONEER HIGH YIELD VCT PORTFOLIO


SUPPLEMENT TO THE MAY 1, 2013 CLASS I AND CLASS II SHARES SUMMARY PROSPECTUSES,
	AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME


PORTFOLIO SUMMARY

The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio Summary":


MANAGEMENT



PORTFOLIO MANAGEMENT   Tracy Wright (lead portfolio manager), senior
                       vice president of Pioneer (portfolio manager of
                       the portfolio since 2007); Andrew Feltus, director
                       of high yield and senior vice president of
                       Pioneer (portfolio manager of the portfolio since
                       2007)






                                                                   27485-00-0214
                                 (Copyright)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC